Related party transactions (Details Narrative) - USD ($)						12 Months Ended
	May 15, 2026	Dec. 01, 2025	Oct. 01, 2025	Sep. 25, 2025	Jun. 25, 2025	Mar. 31, 2026	Mar. 31, 2025	Oct. 23, 2024
IfrsStatementLineItems [Line Items]
Royalty option recognized at fair value		$ 2,348,000
Management services fee						$ 300,000
Expense reimbursement						7,594
Accruals
Havilah [member]
IfrsStatementLineItems [Line Items]
Warrant description				entitles Havilah to 3.5% of the gross proceeds of all minerals produced and sold from IMC’s properties, in perpetuity.	the right to fifty percent (50%) of all minerals extracted from the IMC properties, together with the option to purchase an additional twenty five percent (25%), each at a price based on the monthly average spot or settlement price of the minerals on Fastmarkets.
Events after reporting [member] | Havilah [member]
IfrsStatementLineItems [Line Items]
Warrant description	to issue Americas Holdings warrants exercisable from grant date through the five-year anniversary of the IPO of the Company, representing in aggregate 20% of the Company’s fully diluted equity immediately prior to the IPO, structured in four equal 5% tranches with exercise prices equivalent to the offering price set forth on the cover page of this prospectus plus a 10%, 20%, 30% or 40% premium per ordinary share, respectively. Up to the date of these consolidated financial statements, no warrants have been issued and accordingly, no accounting treatment is required.
Royalty Option Contract [member]
IfrsStatementLineItems [Line Items]
Estimated fair value amount						2,273,000
Fair value change in royalty						$ 75,000
Fair value of royalty option, description						The underlying royalty value is calculated as the present value of 3.5% of projected gross proceeds from mineral products produced and sold, based on production and sales schedules prepared by industry experts, extending projections to 2047 with extraction commencing in 2029 and applying discount rates of 8% on the date of grant and 8.5% on March 31, 2026. Key unobservable inputs include long-term sales forecasts, commodity pricing assumptions, production quantities, volatility, discount rate, and scenario probability assumptions. No transfers between hierarchy levels occurred during the year
International Mineral Corporation Holdings Ltd [member]
IfrsStatementLineItems [Line Items]
Unsecured loan								$ 10,200,000
Loan interest rate								0.00%
Loan repayment			$ 5,000,000
Market based interest rate								8.00%
International Mineral Corporation Holdings Ltd [member] | Equity investments [member] | Events after reporting [member]
IfrsStatementLineItems [Line Items]
Other borrowings			$ 5,000,000